Employee and Personnel Costs	12 Months Ended
Dec. 31, 2022
Disclosure of defined benefit plans [abstract]
Employee and Personnel Costs

7. Employee and personnel costs

The disclosure amounts are based on the expense recognized in the consolidated statement of operations.

	2022	2021	2020
Salaries and other remuneration	(151,444)	(109,847)	(62,769)
Social security costs	(24,241)	(19,158)	(11,376)
Share-based payments	(35,466)	(23,632)	(1,014)
Pension costs—defined contribution plans	(9,208)	(8,390)	(4,543)
Total employee benefits	(220,359)	(161,027)	(79,702)

Key management compensation	2022	2021	2020
Short-term employee benefits	(8,207)	(6,459)	(4,660)
Post-employment benefits	(638)	(766)	(652)
Share-based payments	(19,011)	(13,921)	(1,014)
Social security contributions	(3,780)	(2,521)	(1,331)
Total	(31,636)	(23,666)	(7,657)

During the year ended December 31, 2022, key management consisted of an average of 14 members of management, including our Executive Officers (CEO and CFO) and excluding the Board of Directors (2021: 13 members; 2020: 13 members). As of December 31, 2022, key management consisted of 13 members.

7.1 Employee benefits expenses by function

	2022	2021	2020
Cost of goods sold	(51,106)	(35,959)	(23,133)
Research and development expenses	(13,739)	(10,336)	(4,145)
Selling, general and administrative expenses	(155,514)	(114,732)	(52,424)
Total	(220,359)	(161,027)	(79,702)